Member's Interest (Schedule Of Unvested Options) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CCMH [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Unvested, January 1, 2012	4,048
Granted	249
Vested	(501)
Exchanged	(1,833)
Forfeited	(375)
Unvested, December 31, 2012	1,588
Unvested, January 1, 2012	$ 11.38	$ 7.10
Granted	$ 2.68
Vested	$ 7.74
Exchanged	$ 3.38
Forfeited	$ 3.34
Unvested, December 31, 2012	$ 11.38	$ 7.10
CCOH [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Unvested, January 1, 2012	3,993
Granted	2,812
Vested	(2,088)
Forfeited	(884)
Unvested, December 31, 2012	3,833
Unvested, January 1, 2012	$ 5.19	$ 6.41
Granted	$ 4.43
Vested	$ 5.48
Forfeited	$ 5.80
Unvested, December 31, 2012	$ 5.19	$ 6.41
CCMH Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Granted	4,204
Vested	(1,380)
Forfeited	(662)
Granted	$ 2.93
Vested	$ 8.32
Forfeited	$ 3.01
CCOH Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Granted	1,267
Vested	(190)
Forfeited	(75)
Unvested, January 1, 2012	$ 6.26	$ 8.69
Granted	$ 6.04
Vested	$ 5.35
Forfeited	$ 9.03
Unvested, December 31, 2012	$ 6.26	$ 8.69